Debt - PPP Loan - Additional Information (Details) - USD ($) $ in Thousands	Feb. 24, 2022	Feb. 14, 2022	Apr. 13, 2020	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt				$ 162,048	$ 331,180
PPP Loan
Debt Instrument [Line Items]
Forgiveness of debt	$ 7,667	$ 7,667
Remaining balance of loan	$ 333	$ 333
Debt instrument, term	5 years	5 years
Short-term debt				68
Long-term debt				$ 183
CARES Act | PPP Loan
Debt Instrument [Line Items]
Proceeds from issuance of debt			$ 8,000
Interest rate			1.00%